Non-Current Assets by Region (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Assets by Region
Schedule of non-current assets by region

€ millions	2025	2024
Germany	7,591	7,351
Rest of EMEA	6,719	6,864
EMEA	14,309	14,215
United States	24,293	26,845
Rest of Americas	646	511
Americas	24,939	27,356
India	430	405
Rest of APJ	919	981
APJ	1,349	1,385
SAP Group	40,597	42,956